Stock Option Plans and Warrants to Purchase Common Stock (Details 2) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2012
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	7 years
Outstanding Options/Warrants	1,457,724
Exercisable Options/Warrants	1,191,474
$0.30-$2.20 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	0.30
Exercise price range, upper range limit	2.20
Weighted-Average Remaining Contractual Life in Years	7 years 10 months 24 days
Outstanding Options/Warrants	738,300
Exercisable Options/Warrants	542,050
$2.80-$4.10 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	2.80
Exercise price range, upper range limit	4.10
Weighted-Average Remaining Contractual Life in Years	8 years 1 month 6 days
Outstanding Options/Warrants	186,674
Exercisable Options/Warrants	151,283
$4.64-$8.60 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	4.64
Exercise price range, upper range limit	8.60
Weighted-Average Remaining Contractual Life in Years	5 years 10 months 24 days
Outstanding Options/Warrants	426,500
Exercisable Options/Warrants	391,891
$9.40-$11.60 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	9.40
Exercise price range, upper range limit	11.60
Weighted-Average Remaining Contractual Life in Years	4 years 1 month 6 days
Outstanding Options/Warrants	97,500
Exercisable Options/Warrants	97,500
$18.00-$25.60 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	18.00
Exercise price range, upper range limit	25.60
Weighted-Average Remaining Contractual Life in Years	8 months 12 days
Outstanding Options/Warrants	8,750
Exercisable Options/Warrants	8,750